Related Party Transactions	12 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Related Party Transactions

Note 23. Related Party Transactions

Parent entity

Nova Minerals Limited is the parent entity.

Subsidiaries

Interests in subsidiaries are set out in Note 25.

Key management personnel

Disclosures relating to key management personnel are set out in Note 19 and the remuneration report included in the directors’ report.

The following transactions occurred with related parties:

Loans to/from related parties

The following balances are outstanding at the reporting date in relation to loans with related parties:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$

Current Receivables:
Snow Lake Resources other receivable	100,000	250,207

Non-Current Receivables:
Loan to Rotor X	62,226	62,226

Terms and conditions

All transactions were made on normal commercial terms and conditions and at market rates